UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00604

Washington Mutual Investors Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: April 30

Date of reporting period: July 31, 2016

Jennifer L. Butler

Washington Mutual Investors Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

Washington Mutual Investors FundSM
Investment portfolio
July 31, 2016
unaudited
Common stocks 95.64% Energy 10.51%	Shares	Value (000)
Chevron Corp.	11,993,786	$1,229,123
ConocoPhillips	19,385,300	791,308
Enbridge Inc.	31,020,274	1,275,864
EOG Resources, Inc.	1,472,100	120,271
Exxon Mobil Corp.	6,578,200	585,131
Halliburton Co.	11,097,000	484,495
Noble Energy, Inc.	4,541,200	162,212
Pioneer Natural Resources Co.	2,890,000	469,827
Royal Dutch Shell PLC, Class B (ADR)	31,357,500	1,699,890
Schlumberger Ltd.	22,620,300	1,821,386
		8,639,507
Materials 5.32%
Air Products and Chemicals, Inc.	2,180,000	325,736
Celanese Corp., Series A	138,200	8,765
Dow Chemical Co.	7,125,000	382,399
E.I. du Pont de Nemours and Co.	23,811,534	1,647,044
Freeport-McMoRan Inc.	1,033,800	13,398
International Flavors & Fragrances Inc.	797,100	106,213
Monsanto Co.	3,135,000	334,724
Nucor Corp.	4,940,700	265,019
Potash Corp. of Saskatchewan Inc.	1,507,200	23,512
Praxair, Inc.	9,468,300	1,103,436
Rio Tinto PLC (ADR)	1,216,800	39,935
WestRock Co.	2,936,322	125,997
		4,376,178
Industrials 12.08%
Boeing Co.	18,230,255	2,436,656
Canadian National Railway Co.	638,800	40,379
Caterpillar Inc.	4,216,207	348,933
Cummins Inc.	660,000	81,028
Fastenal Co.	380,000	16,245
Fortive Corp.[1]	53,550	2,582
General Dynamics Corp.	390,600	57,375
General Electric Co.	23,518,000	732,351
Honeywell International Inc.	560,000	65,145
IDEX Corp.	527,400	47,355
Ingersoll-Rand PLC	5,000,000	331,300
Lockheed Martin Corp.	8,639,300	2,183,410
Norfolk Southern Corp.	2,476,000	222,295
Northrop Grumman Corp.	5,131,300	1,111,593
PACCAR Inc	5,600,000	330,232
Parker-Hannifin Corp.	600,000	68,514
Republic Services, Inc.	2,225,000	114,053
Rockwell Automation	950,000	108,680
Rockwell Collins, Inc.	1,650,000	139,623
Washington Mutual Investors Fund — Page 1 of 7

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Union Pacific Corp.	5,266,500	$490,048
Waste Management, Inc.	15,127,400	1,000,224
		9,928,021
Consumer discretionary 12.23%
Carnival Corp., units	985,800	46,057
CBS Corp., Class B	7,504,100	391,864
Cinemark Holdings, Inc.	5,700,000	214,320
Comcast Corp., Class A	34,390,739	2,312,777
D.R. Horton, Inc.	461,500	15,174
Expedia, Inc.	610,000	71,157
General Motors Co.	400,000	12,616
Home Depot, Inc.	25,260,600	3,492,025
Lowe’s Companies, Inc.	5,500,000	452,540
McDonald’s Corp.	4,875,000	573,544
Newell Rubbermaid Inc.	5,419,100	284,286
Priceline Group Inc.[1]	160,500	216,805
Scripps Networks Interactive, Inc., Class A	636,400	42,041
Starbucks Corp.	2,985,600	173,314
Target Corp.	802,033	60,417
Time Warner Inc.	2,756,000	211,247
Twenty-First Century Fox, Inc., Class A	15,019,100	400,109
VF Corp.	11,230,200	701,101
Walt Disney Co.	2,534,600	243,195
Whirlpool Corp.	297,000	57,131
Wynn Resorts, Ltd.	816,600	79,986
		10,051,706
Consumer staples 9.00%
Coca-Cola Co.	46,183,000	2,014,964
Coca-Cola Enterprises, Inc.	3,352,000	125,130
Colgate-Palmolive Co.	2,375,000	176,771
Costco Wholesale Corp.	3,841,900	642,443
CVS Health Corp.	6,765,000	627,251
Kraft Heinz Co.	8,805,000	760,664
Kroger Co.	9,240,000	315,916
Mead Johnson Nutrition Co.	2,758,000	246,014
Mondelez International, Inc.	1,940,000	85,321
Nestlé SA (ADR)	4,510,900	361,910
PepsiCo, Inc.	163,000	17,754
Procter & Gamble Co.	17,295,700	1,480,339
Unilever NV	5,360,500	247,226
Walgreens Boots Alliance, Inc.	3,522,000	279,118
Wal-Mart Stores, Inc.	284,300	20,745
		7,401,566
Health care 12.25%
AbbVie Inc.	1,600,000	105,968
Aetna Inc.	5,358,300	617,330
AmerisourceBergen Corp.	356,700	30,387
Amgen Inc.	83,500	14,365
AstraZeneca PLC (ADR)	5,297,100	180,843
Bristol-Myers Squibb Co.	7,410,800	554,402
Danaher Corp.	521,100	42,438
Eli Lilly and Co.	1,798,800	149,103
Washington Mutual Investors Fund — Page 2 of 7

unaudited
Common stocks Health care (continued)	Shares	Value (000)
Gilead Sciences, Inc.	1,390,000	$110,463
Humana Inc.[2]	7,620,000	1,314,831
Johnson & Johnson	14,083,000	1,763,614
Medtronic PLC	11,265,200	987,169
Merck & Co., Inc.	33,983,000	1,993,443
Novartis AG (ADR)	1,000,000	83,260
Novo Nordisk A/S, Class B (ADR)	1,932,100	110,072
Pfizer Inc.	29,539,000	1,089,694
Quest Diagnostics Inc.	166,400	14,370
Regeneron Pharmaceuticals, Inc.[1]	290,777	123,615
Roche Holding AG (ADR)	4,994,500	160,274
UnitedHealth Group Inc.	4,377,851	626,908
		10,072,549
Financials 10.38%
American Express Co.	959,000	61,817
Ameriprise Financial, Inc.	202,000	19,360
BlackRock, Inc.	579,000	212,059
Capital One Financial Corp.	5,750,000	385,710
Charles Schwab Corp.	1,365,600	38,810
Chubb Ltd.	7,318,700	916,740
Citigroup Inc.	5,000,000	219,050
CME Group Inc., Class A	9,988,404	1,021,214
Discover Financial Services	6,157,100	349,970
East West Bancorp, Inc.	2,000,000	68,440
Goldman Sachs Group, Inc.	1,857,300	294,958
Invesco Ltd.	4,106,800	119,836
JPMorgan Chase & Co.	25,909,500	1,657,431
Marsh & McLennan Companies, Inc.	8,409,300	552,911
Moody’s Corp.	1,372,400	145,488
PNC Financial Services Group, Inc.	4,941,800	408,440
S&P Global Inc.	2,119,800	259,040
U.S. Bancorp	8,800,000	371,096
Wells Fargo & Co.	29,754,100	1,427,304
Willis Towers Watson PLC	44,900	5,551
		8,535,225
Information technology 14.77%
Accenture PLC, Class A	987,500	111,400
Alphabet Inc., Class A1	694,200	549,348
Alphabet Inc., Class C1	228,750	175,861
Amphenol Corp., Class A	5,690,000	338,669
Analog Devices, Inc.	3,366,083	214,857
Apple Inc.	7,840,000	817,006
Automatic Data Processing, Inc.	2,021,300	179,795
Broadcom Ltd.	3,244,999	525,625
Cisco Systems, Inc.	5,000,000	152,650
Hewlett Packard Enterprise Co.	1,545,000	32,476
Hewlett-Packard Co.	2,668,000	37,379
Intel Corp.	31,749,000	1,106,770
Intuit Inc.	7,195,000	798,573
Jack Henry & Associates, Inc.	2,594,200	231,532
MasterCard Inc., Class A	1,558,500	148,431
Microsoft Corp.	79,023,800	4,479,069
NetApp, Inc.	2,059,600	54,270
Washington Mutual Investors Fund — Page 3 of 7

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Paychex, Inc.	3,000,000	$177,840
TE Connectivity Ltd.	413,600	24,932
Texas Instruments Inc.	20,473,800	1,428,048
Visa Inc., Class A	5,501,100	429,361
Xilinx, Inc.	2,432,900	124,272
		12,138,164
Telecommunication services 4.48%
AT&T Inc.	20,607,800	892,112
Verizon Communications Inc.	50,351,601	2,789,982
		3,682,094
Utilities 2.88%
CMS Energy Corp.	1,591,000	71,881
Dominion Resources, Inc.	10,267,000	801,031
Duke Energy Corp.	900,000	77,031
Eversource Energy	1,889,761	110,532
Exelon Corp.	2,280,000	84,998
National Grid PLC (ADR)	730,000	52,889
PG&E Corp.	9,602,200	613,965
Pinnacle West Capital Corp.	1,750,000	138,023
Sempra Energy	2,178,200	243,697
Xcel Energy Inc.	4,000,000	175,920
		2,369,967
Miscellaneous 1.74%
Other common stocks in initial period of acquisition		1,427,528
Total common stocks (cost: $52,546,399,000)		78,622,505
Short-term securities 4.35%	Principal amount (000)
Apple Inc. 0.46% due 8/8/2016[3]	$50,000	49,996
CAFCO, LLC 0.63% due 9/1/2016[3]	50,000	49,976
Caterpillar Inc. 0.50% due 8/26/2016[3]	28,000	27,991
Chevron Corp. 0.57% due 11/17/2016–11/23/2016[3]	105,000	104,818
Ciesco LLC 0.64% due 9/1/2016[3]	50,000	49,976
Coca-Cola Co. 0.56% due 11/15/2016[3]	50,000	49,926
Emerson Electric Co. 0.41% due 8/12/2016[3]	20,500	20,497
Estée Lauder Companies Inc. 0.38% due 8/2/2016[3]	20,000	19,999
ExxonMobil Corp. 0.34%–0.42% due 8/1/2016–8/4/2016	80,000	79,996
Fannie Mae 0.44% due 10/7/2016	35,000	34,978
Federal Home Loan Bank 0.24%–0.55% due 8/2/2016–1/27/2017	1,898,061	1,897,364
Freddie Mac 0.35%–0.47% due 8/8/2016–12/14/2016	275,000	274,636
General Electric Co. 0.34% due 8/1/2016	43,650	43,649
IBM Corp. 0.44% due 9/26/2016[3]	51,300	51,268
John Deere Canada ULC 0.44% due 9/1/2016[3]	45,700	45,681
John Deere Financial Inc. 0.43% due 8/23/2016[3]	23,000	22,993
Paccar Financial Corp. 0.53% due 9/15/2016	25,100	25,086
PepsiCo Inc. 0.39%–0.42% due 8/30/2016–9/8/2016[3]	76,800	76,772
Pfizer Inc. 0.47%–0.54% due 8/2/2016–9/19/2016[3]	132,300	132,246
Precision Castparts Corp. 0.36% due 8/12/2016[3]	100,000	99,985
Qualcomm Inc. 0.51%–0.52% due 8/23/2016–9/27/2016[3]	90,000	89,955
U.S. Treasury Bills 0.36%–0.46% due 8/25/2016–1/5/2017	201,900	201,811
Washington Mutual Investors Fund — Page 4 of 7

unaudited
Short-term securities	Principal amount (000)	Value (000)
Walt Disney Co. 0.46% due 8/10/2016[3]	$75,000	$74,992
Wells Fargo Bank, N.A. 0.90% due 12/5/2016	50,000	49,995
Total short-term securities (cost: $3,574,492,000)		3,574,586
Total investment securities 99.99% (cost: $56,120,891,000)		82,197,091
Other assets less liabilities 0.01%		4,945
Net assets 100.00%		$82,202,036
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended July 31, 2016, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 7/31/2016 (000)
Humana Inc.	7,620,000	—	—	7,620,000	$2,210	$1,314,831
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $967,071,000, which represented 1.18% of the net assets of the fund.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Washington Mutual Investors Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of July 31, 2016 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$8,639,507	$—	$—	$8,639,507
Materials	4,376,178	—	—	4,376,178
Industrials	9,928,021	—	—	9,928,021
Consumer discretionary	10,051,706	—	—	10,051,706
Consumer staples	7,401,566	—	—	7,401,566
Health care	10,072,549	—	—	10,072,549
Financials	8,535,225	—	—	8,535,225
Information technology	12,138,164	—	—	12,138,164
Telecommunication services	3,682,094	—	—	3,682,094
Utilities	2,369,967	—	—	2,369,967
Miscellaneous	1,427,528	—	—	1,427,528
Short-term securities	—	3,574,586	—	3,574,586
Total	$78,622,505	$3,574,586	$—	$82,197,091
Washington Mutual Investors Fund — Page 6 of 7

unaudited
Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$26,388,699
Gross unrealized depreciation on investment securities	(354,473)
Net unrealized appreciation on investment securities	26,034,226
Cost of investment securities	56,162,865

Key to abbreviation
ADR = American Depositary Receipts
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-001-0916O-S54171	Washington Mutual Investors Fund — Page 7 of 7

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WASHINGTON MUTUAL INVESTORS FUND

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _/s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: September 28, 2016

By _/s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: September 28, 2016